INCOME TAXES	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10:INCOME TAXES

The Company had a tax benefit of $1,341 and $89 for the six months ended June 30, 2020 and 2019, respectively. The variations in the tax benefit between the periods are significantly impacted by an internal restructuring of group entities, completed during Q2 2020, which enabled the company to more efficiently utilize its tax attributes. The remainder of the change is due to a different mix of taxable income and loss between the different jurisdictions.